Financial Instruments - Disposal (Details) - Estrella Azul - MXN ($) $ in Millions		1 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Portion of investment sold	100.00%	100.00%
Financial assets			$ 5	$ 5